Note 23 - Sensitivity Analysis by Type Parenthetical Information (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) [Member] € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Positive fair value movement from using reasonable possible alternatives [Member]
Sensitivity Analysis by Type of Instrument [Line Items]
Changes in sensitive amounts during the year	€ 220
Changes in sensitive amounts during the year in percent	13
Negative fair value movement from using reasonable possible alternatives [Member]
Sensitivity Analysis by Type of Instrument [Line Items]
Changes in sensitive amounts during the year	€ 142
Changes in sensitive amounts during the year in percent	12